INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
INITIAL PUBLIC OFFERING
NOTE 3 — INITIAL PUBLIC OFFERING
Pursuant to the IPO, the Company sold 13,001,552 Units at a price of $10.00 per Unit, inclusive of 1,001,552 Units sold to the underwriters on November 13, 2019 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one share of common stock and one-half
of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment (see Note 7).